Domini Social Index Portfolio

Portfolio of Investments

January 31, 2001 (unaudited)

Issuer                                                    Shares     Value
------                                                    ------     -----

Basic Materials -- 0.7%
Air Products & Chemicals, Inc. .......................... 66,500 $    2,511,705
Bemis Company, Inc. ..................................... 15,400        508,354
Cabot Corporation........................................ 19,200        619,200
Calgon Carbon Corporation................................ 11,300         72,885
Caraustar Industries, Inc. ..............................  7,600         92,150
Ecolab Inc. ............................................. 36,800      1,529,040
Fuller (H.B.) Company....................................  4,100        158,619
IMCO Recycling Inc. .....................................  4,500         20,700
Mead Corporation......................................... 29,400        892,290
Minerals Technologies Inc. ..............................  5,900        206,972
Nucor Corporation........................................ 23,550        974,970
Praxair, Inc. ........................................... 46,000      2,039,180
Ryerson Tull, Inc. ......................................  7,200         69,336
Sigma-Aldrich Corporation................................ 24,700        978,738
Sonoco Products Company.................................. 28,845        668,627
Stillwater Mining Company (b)............................ 11,200        439,040
Westvaco Corporation..................................... 29,200        785,188
Worthington Industries, Inc. ............................ 25,100        240,960
                                                          ------ --------------
                                                                     12,807,954
                                                                 --------------
Capital Goods -- 2.4%
American Power Conversion (b)............................ 56,400        923,550
Ault Inc. (b)............................................  1,300          9,913
Avery Dennison Corporation............................... 32,300      1,751,306
Baldor Electric Company..................................  9,800        213,836
Brady Corporation........................................  6,100        226,310
CLARCOR Inc. ............................................  6,950        162,630
Cooper Industries, Inc. ................................. 27,000      1,212,030
Cross (A.T.) Company (b).................................  4,400         23,540

Issuer                                                   Shares      Value
------                                                   ------      -----

Capital Goods -- Continued
Crown Cork & Seal Company, Inc. ........................  36,500 $      308,425
Cummins Engine Company, Inc. ...........................  12,000        450,240
Deere & Company.........................................  67,400      2,892,808
Dionex Corporation (b)..................................   6,400        217,600
Donaldson Company, Inc. ................................  13,100        365,490
Emerson Electric Company................................ 123,800      9,408,800
Fastenal Company (b)....................................  11,000        622,188
Graco Inc. .............................................   5,875        221,899
Granite Construction Incorporated.......................   7,950        235,400
Herman Miller, Inc. ....................................  22,800        652,650
HON Industries Inc. ....................................  17,500        437,500
Hubbell Incorporated....................................  14,360        411,127
Hunt Corporation........................................   3,000         16,800
Hutchinson Technology Incorporated (b)..................   7,200        117,000
Illinois Tool Works Inc. ...............................  87,100      5,705,050
Ionics, Inc. (b)........................................   4,700        135,830
Isco, Inc. (b)..........................................   1,600         10,400
Lawson Products, Inc. ..................................   2,800         74,900
Leggett & Platt, Incorporated...........................  56,900      1,194,900
Merix Corporation (b)...................................   3,950         62,706
Milacron Inc. ..........................................   9,800        180,222
Millipore Corporation...................................  13,400        743,700
Molex Incorporated......................................  28,646      1,244,311
Moore Corporation.......................................  25,700        131,070
National Service Industries, Inc. ......................  11,900        299,880
New England Business Service, Inc. .....................   3,900         80,535
Nordson Corporation.....................................   9,400        274,950
Osmonics Inc. (b).......................................   4,100         32,595
Pitney Bowes Inc. ......................................  74,100      2,591,277
Sanmina Corporation (b).................................  85,400      4,152,575

                          January 31, 2001 (unaudited)

Issuer                                                  Shares       Value
------                                                  ------       -----

Capital Goods -- Continued
Sealed Air Corporation (b)............................    24,300 $      773,469
Smith (A.O.) Corporation..............................     4,300         72,670
Solectron Corporation (b).............................   173,600      6,917,960
Spartan Motors, Inc. (b)..............................     3,300          8,250
Standard Register Company.............................     6,800        122,060
Steelcase Inc. .......................................     8,900        133,055
Thomas & Betts Corporation............................    16,800        326,590
Thomas Industries Inc. ...............................     4,400        108,460
Watts Industries......................................     5,000         73,000
                                                       --------- --------------
                                                                     46,331,457
                                                                 --------------
Communication Services -- 7.8%
AT&T Corporation...................................... 1,086,180     26,057,458
BellSouth Corporation.................................   539,700     22,748,355
Citizens Communications Company (b)...................    76,867      1,073,832
SBC Communications Inc. ..............................   979,228     47,345,674
Sprint Corporation....................................   230,200      5,708,960
Telephone and Data Systems, Inc. .....................    15,000      1,582,500
Verizon Communications................................   780,722     42,900,674
                                                       --------- --------------
                                                                    147,417,453
                                                                 --------------
Consumer Cyclicals -- 11.1%
American Greetings Corporation........................    17,100        214,605
Angelica Corporation..................................     2,500         23,450
Apogee Enterprises, Inc. .............................     8,000         55,000
AutoZone, Inc. (b)....................................    33,700        877,211
Bandag, Inc. .........................................     2,600        109,148
Banta Corporation.....................................     7,150        185,114
Bassett Furniture Industries..........................     3,500         44,188
Black & Decker Corp. .................................    23,800      1,065,050

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Block (H & R), Inc. ....................................  26,600 $    1,153,110
Brown Shoe Company, Inc. ...............................   5,300         86,708
Centex Corporation......................................  17,100        698,364
Champion Enterprises Inc. (b)...........................  13,700         96,585
Charming Shoppes, Inc. (b)..............................  29,300        205,100
Cintas Corporation......................................  48,800      2,278,350
Circuit City Stores, Inc. ..............................  59,600      1,126,440
Claire's Stores, Inc. ..................................  14,100        278,616
Cooper Tire and Rubber Company..........................  21,000        275,730
Costco Wholesale Corporation (b)........................ 128,930      5,963,013
Dana Corporation........................................  42,900        801,372
Delphi Automotive Systems Corporation................... 162,500      2,398,500
DeVry Inc. (b)..........................................  20,200        688,214
Dillard's, Inc. ........................................  25,500        388,620
Dollar General Corporation..............................  95,551      1,861,333
Donnelly Corporation....................................   1,700         21,658
Dow Jones & Company.....................................  19,300      1,170,545
Enesco Group, Inc. (b)..................................   3,900         19,695
Fedders Corporation.....................................   4,700         25,380
Federal-Mogul Corporation...............................  20,500         93,275
Fleetwood Enterprises, Inc. ............................   9,500        133,095
Gap, Inc. (The)......................................... 245,187      7,993,096
Genuine Parts Company...................................  50,200      1,273,072
Handleman Company (b)...................................   8,200         72,816
Harcourt General........................................  21,400      1,228,788
Harland (John H.) Company...............................   8,300        128,650
Harman International Industries, Inc. ..................   9,360        330,034
Hartmarx Corporation (b)................................   8,500         28,900
Hillenbrand Industries, Inc. ...........................  18,100        857,035
Home Depot, Inc. ....................................... 669,797     32,284,215

                          January 31, 2001 (unaudited)

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Houghton Mifflin Company................................   8,800 $      371,008
Huffy Corporation (b)...................................   2,900         19,894
IMS Health Inc. ........................................  85,200      2,148,744
Interface Inc. .........................................  12,800        126,400
KB Home (b).............................................  12,400        396,924
Kmart Corporation (b)................................... 139,500      1,220,625
Lands' End, Inc. (b)....................................   8,800        261,008
Lee Enterprises, Inc. ..................................   9,600        301,440
Lillian Vernon Corporation..............................   2,600         19,240
Limited, Inc. (The)..................................... 123,500      2,551,510
Liz Claiborne, Inc. ....................................  15,000        738,750
Lowe's Companies, Inc. ................................. 110,400      5,900,880
Mattel, Inc. ........................................... 123,785      1,839,445
May Department Stores Company...........................  86,400      3,365,280
Maytag Corporation......................................  22,500        787,500
McGraw-Hill Companies...................................  56,000      3,575,600
Media General, Inc. ....................................   6,500        325,130
Men's Wearhouse Inc. (b)................................  11,800        373,824
Meredith Corporation....................................  11,500        405,950
Modine Manufacturing Company............................   8,500        218,344
New York Times Company..................................  46,900      2,044,371
Nordstrom, Inc. ........................................  37,700        768,703
Omnicom Group Inc. .....................................  51,000      4,656,300
Oshkosh B'Gosh, Inc. ...................................   2,900         55,825
Penney (J.C.) Company, Inc. ............................  75,900      1,060,323
Pep Boys -- Manny, Moe & Jack...........................  15,400         73,920
Phillips-Van Heusen Corporation.........................   7,900        101,989
Pulte Corporation.......................................  11,700        403,650
RadioShack Corporation..................................  53,900      2,966,656
Reebok International Ltd. (b)...........................  16,600        452,184
Rouse Company...........................................  19,900        537,101
Russell Corporation.....................................   9,300        177,258
Scholastic Corporation (b)..............................   9,500        431,656

Issuer                                                  Shares       Value
------                                                  ------       -----

Consumer Cyclicals -- Continued
Sears, Roebuck and Co. ...............................    96,200 $    3,727,750
Service Corporation International (b).................    78,900        303,765
Sherwin-Williams Company..............................    46,600      1,251,210
Skyline Corporation...................................     2,500         55,775
Snap-On Incorporated..................................    16,950        500,025
Springs Industries, Inc. .............................     3,100        109,678
SPX Corporation (b)...................................     9,215        924,265
Stanley Works.........................................    25,000        858,000
Staples, Inc. (b).....................................   132,600      2,196,188
Stride Rite Corporation...............................    12,100         90,629
Target Corporation....................................   260,900      9,908,982
Tennant Company.......................................     2,600        112,788
Timberland Company (The) (b)..........................     9,200        588,800
TJX Companies, Inc....................................    81,600      2,529,600
Toro Company..........................................     3,700        138,565
Toys "R' Us, Inc. (b).................................    59,220      1,563,408
Tribune Company.......................................    88,750      3,577,513
Venator Group, Inc. (b)...............................    40,000        518,000
VF Corporation........................................    33,000      1,150,380
Wal-Mart Stores, Inc. ................................ 1,292,200     73,396,960
Washington Post Company...............................     2,200      1,289,200
Wellman, Inc. ........................................     9,200        167,440
Whirlpool Corporation.................................    20,700      1,086,541
                                                       --------- --------------
                                                                    211,256,969
                                                                 --------------
Consumer Staples -- 12.5%
Alberto-Culver Company................................     9,600        372,576
Albertson's, Inc. ....................................   121,100      3,433,185
Avon Products, Inc. ..................................    68,900      2,914,470
Bergen Brunswig Corporation...........................    39,136        712,275
Bob Evans Farms, Inc. ................................    10,200        191,888
Campbell Soup Company.................................   121,100      3,984,190
Church & Dwight Co., Inc. ............................    11,100        277,389
Clorox Company........................................    68,100      2,298,375

                          January 31, 2001 (unaudited)

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Staples -- Continued
Coca-Cola Company....................................... 717,300 $   41,603,400
Colgate-Palmolive Company............................... 165,900      9,967,272
Comcast Corporation (b)................................. 252,100     10,793,031
CVS Corporation......................................... 112,700      6,671,840
Darden Restaurants, Inc. ...............................  34,900        754,189
Deluxe Corporation......................................  21,000        440,790
Disney (Walt) Company................................... 602,600     18,349,170
Donnelley (R.R.) & Sons Company.........................  35,400        967,836
Fleming Companies, Inc. ................................  11,500        183,770
General Mills Incorporated..............................  80,900      3,389,710
Gillette Company........................................ 304,200      9,618,804
Great Atlantic & Pacific Tea Company, Inc. .............  11,100        110,889
Heinz (H.J.) Company.................................... 100,200      4,387,758
Hershey Foods Corporation...............................  31,000      1,844,500
Horizon Organic Holding Corporation (b).................   2,900         14,319
Kellogg Company......................................... 116,700      3,057,540
Kelly Services, Inc. ...................................   9,375        230,420
Kimberly-Clark Corporation.............................. 155,464     10,066,294
Kroger Co. (b).......................................... 237,400      5,828,170
Longs Drug Stores Corporation...........................  10,800        264,816
Luby's Inc. (b).........................................   6,500         39,325
McDonald's Corporation.................................. 378,800     11,117,780
Nature's Sunshine Products, Inc. .......................   4,900         34,300
Newell Rubbermaid, Inc. ................................  77,378      2,104,682
Odwalla, Incorporated (b)...............................   3,200         32,800
Oneida Ltd..............................................   4,800         84,384
PepsiAmericas, Inc. (b).................................  39,600        632,808
PepsiCo, Inc. .......................................... 417,200     18,386,004
Procter & Gamble Company................................ 377,000     27,083,680
Quaker Oats Company.....................................  38,000      3,610,000
Radio One, Inc. (b).....................................   6,600        105,600
Ralston Purina Company..................................  89,100      2,776,356

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Staples -- Continued
Ruby Tuesday, Inc. .....................................  18,000 $      275,040
Ryan's Family Steakhouse, Inc. (b)......................   9,300         86,025
Smucker (J.M.) Company..................................   7,000        172,550
Starbucks Corporation (b)...............................  53,800      2,686,638
SUPERVALU Inc...........................................  38,400        514,560
Sysco Corporation....................................... 192,500      5,182,100
Tootsie Roll Industries, Inc. ..........................  14,269        723,438
Tupperware Corporation..................................  16,700        351,702
Univision Communications, Inc. (b)......................  39,200      1,671,096
Viacom, Inc. (b)........................................  39,900      2,234,001
Walgreen Company........................................ 291,800     11,946,292
Wendy's International, Inc..............................  32,900        788,942
Whole Foods Market, Inc. (b)............................   7,500        426,563
Wild Oats Markets, Inc. (b).............................   6,750         47,670
Wrigley (Wm.) Jr. Company...............................  26,600      2,324,840
                                                         ------- --------------
                                                                    238,168,042
                                                                 --------------

Energy -- 0.8%
Anadarko Petroleum Corporation..........................  71,685      4,078,877
Apache Corporation......................................  35,400      2,039,040
Devon Energy Corporation................................  37,214      2,039,327
EOG Resources, Inc. ....................................  34,000      1,487,160
Helmerich & Payne, Inc. ................................  14,400        688,464
Kinder Morgan, Inc. ....................................  33,200      1,804,420
Mitchell Energy & Development Corp. ....................  14,400        720,000
Rowan Companies, Inc. (b)...............................  27,400        748,020
Sunoco, Inc. ...........................................  24,700        790,400
                                                         ------- --------------
                                                                     14,395,708
                                                                 --------------

                          January 31, 2001 (unaudited)

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials -- 19.6%
AFLAC Inc. .............................................  76,500 $    4,511,970
American Express Company................................ 384,500     18,109,950
American General Corporation............................  72,562      5,521,968
American International Group, Inc. ..................... 669,418     56,913,919
AmSouth Bancorporation.................................. 108,900      1,887,237
Aon Corporation.........................................  74,300      2,611,645
Bank One Corporation.................................... 333,985     13,092,212
Capital One Financial Corporation.......................  57,100      3,598,442
Charter One Financial, Inc. ............................  60,300      1,702,872
Chittenden Corporation..................................   7,661        222,629
Chubb Corporation.......................................  50,700      3,650,400
CIGNA Corporation.......................................  44,300      4,923,945
Cincinnati Financial Corporation........................  46,685      1,660,235
Comerica Incorporated...................................  45,400      2,737,620
Dime Bancorp............................................  35,300        977,457
Edwards (A.G.), Inc. ...................................  23,687      1,114,710
Fannie Mae.............................................. 294,800     21,868,264
Fifth Third Bancorp..................................... 134,237      7,953,542
First Tennessee National Corporation....................  37,600      1,212,600
Firstar Corporation..................................... 274,200      6,471,120
FirstFed Financial Corp. (b)............................   5,000        155,750
Franklin Resources, Inc. ...............................  70,000      3,273,200
Freddie Mac............................................. 201,300     12,279,300
Golden West Financial...................................  45,800      2,452,132
Hartford Financial Services Group (The).................  65,000      3,997,500
Household International, Inc. .......................... 135,946      7,814,176
Jefferson-Pilot Corporation.............................  29,950      1,979,695
KeyCorp................................................. 123,500      3,292,510
Lincoln National Corp...................................  55,600      2,493,660

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials -- Continued
Marsh & McLennan Companies, Inc.........................  78,350 $    8,473,553
MBIA Inc................................................  28,500      2,042,880
MBNA Corporation........................................ 246,050      8,904,550
Mellon Financial Corporation............................ 140,800      6,561,280
Merrill Lynch & Co., Inc. .............................. 232,800     16,878,000
MGIC Investment Corporation.............................  30,800      1,770,692
Morgan (J.P.) Chase & Co. (b)........................... 548,460     30,159,815
National City Corporation............................... 175,400      4,955,050
Northern Trust Corporation..............................  63,900      4,920,300
PNC Financial Services Group............................  83,600      6,188,072
Progressive Corporation (The)...........................  21,300      2,001,135
Providian Financial Corporation.........................  82,400      4,808,040
SAFECO Corporation......................................  37,000        925,000
Schwab (Charles) Corporation............................ 399,700     10,556,077
St. Paul Companies, Inc.................................  62,764      3,013,927
Stilwell Financial, Inc. ...............................  64,500      2,803,170
SunTrust Banks, Inc. ...................................  86,000      5,753,400
Synovus Financial Corp. ................................  82,450      2,281,392
Torchmark Corporation...................................  36,900      1,280,061
U.S. Bancorp............................................ 216,900      6,409,395
UnumProvident Corporation...............................  69,800      2,039,556
USA Education, Inc. ....................................  45,000      2,827,350
Value Line, Inc. .......................................   2,900        105,397
Wachovia Corporation....................................  59,000      4,009,050
Washington Mutual Inc. ................................. 155,602      7,507,797
Wells Fargo & Company................................... 494,300     25,461,392
Wesco Financial Corporation.............................   2,000        570,500
                                                         ------- --------------
                                                                    371,687,491
                                                                 --------------

                          January 31, 2001 (unaudited)

Issuer                                                   Shares      Value
------                                                   ------      -----

Healthcare -- 10.5%
Allergan, Inc...........................................  37,300 $    3,049,275
ALZA Corporation (b)....................................  68,000      2,815,200
Amgen Inc. (b).......................................... 297,200     20,896,875
Applera Corp.-Applied Biosystems Group..................  60,400      5,073,600
Baxter International, Inc...............................  84,300      7,408,284
Becton Dickinson and Company............................  73,500      2,526,930
Biomet, Inc. (b)........................................  51,600      1,738,275
Boston Scientific Corporation (b)....................... 117,900      1,976,004
Forest Laboratories,
 Inc. (b)...............................................  50,600      3,388,176
Guidant Corp. (b).......................................  88,400      4,375,800
Humana, Inc. (b)........................................  48,700        581,965
Johnson & Johnson....................................... 402,100     37,447,573
Manor Care, Inc. (b)....................................  29,700        571,725
McKesson HBOC Inc.......................................  82,420      2,692,661
MedImmune, Inc. (b).....................................  60,900      2,420,775
Medtronic, Inc.......................................... 346,800     18,727,200
Merck & Co., Inc. ...................................... 667,100     54,822,278
Mylan Laboratories, Inc.................................  36,200        845,270
Oxford Health Plans, Inc. (b)...........................  25,000        779,688
Quintiles Transnational Corp. (b).......................  33,400        734,800
Schering-Plough Corporation............................. 422,700     21,304,080
St. Jude Medical
  Inc. (b)..............................................  24,400      1,488,400
Stryker Corporation.....................................  56,600      2,558,320
Watson Pharmaceuticals (b)..............................  29,800      1,551,388
                                                         ------- --------------
                                                                    199,774,542
                                                                 --------------
Technology -- 31.4%
3Com Corporation (b).................................... 101,600      1,092,200
Adaptec Inc. (b)........................................  28,800        421,200
ADC Telecommunications, Inc. (b)........................ 204,300      2,975,119

Issuer                                                  Shares       Value
------                                                  ------       -----

Technology -- Continued
Advanced Micro Devices, Inc. (b)......................    90,900 $    2,236,140
Advent Software, Inc. (b).............................     8,700        480,131
Analog Devices, Inc. (b)..............................   103,100      6,454,060
Andrew Corporation (b)................................    23,500        465,594
AOL Time Warner, Inc. (b)............................. 1,199,000     63,019,440
Apple Computer, Inc. (b)..............................    94,300      2,039,238
Applied Materials, Inc. (b)...........................   234,300     11,788,219
Arrow Electronics, Inc. (b)...........................    28,500        897,465
AstroPower, Inc. (b)..................................     3,300        121,688
Autodesk, Inc. .......................................    16,800        619,500
Automatic Data Processing, Inc. ......................   182,374     10,916,908
Avnet, Inc. ..........................................    26,800        736,732
BMC Software Inc. (b).................................    71,200      2,069,250
Borland Software Corporation (b)......................    17,800        171,325
Ceridian Corp. (b)....................................    42,100        777,166
Cisco Systems, Inc. (b)............................... 2,032,200     76,080,488
Compaq Computer Corporation...........................   491,088     11,643,696
Computer Associates International, Inc. ..............   171,000      6,157,710
Compuware Corporation (b).............................   105,900      1,317,131
CPI Corp. ............................................     2,300         44,965
Dell Computer Corp. (b)...............................   756,600     19,766,175
EMC Corporation (b)...................................   630,700     47,926,893
Gerber Scientific Inc. ...............................     6,400         61,568
Grainger (W.W.), Inc..................................    27,300      1,075,074
Hewlett-Packard Company...............................   571,900     21,011,606
Ikon Office Solutions.................................    42,600        171,678
Intel Corporation..................................... 1,937,800     71,698,600
Lexmark International Group Inc. (b)..................    37,500      2,156,250
LSI Logic Corp. (b)...................................    90,000      2,231,100

                          January 31, 2001 (unaudited)

Issuer                                                  Shares       Value
------                                                  ------       -----

Technology -- Continued
Lucent Technologies, Inc..............................   965,400 $   17,956,440
Micron Technology, Inc. (b)...........................   163,900      7,501,703
Microsoft
 Corporation (b)...................................... 1,522,600     92,973,763
National Semiconductor Corporation (b)................    51,800      1,486,660
Novell Inc. (b).......................................    95,200        821,100
Palm, Inc. (b)........................................   162,887      4,418,310
Paychex, Inc. ........................................   107,000      4,828,375
PeopleSoft, Inc. (b)..................................    81,100      3,325,100
Polaroid Corporation..................................    13,100         91,045
QRS Corporation (b)...................................     4,300         52,406
Qualcomm Inc. (b).....................................   216,400     18,191,125
Sapient Corporation (b)...............................    35,200        594,000
Scientific-Atlanta, Inc. .............................    46,700      2,802,000
Sun Microsystems, Inc. (b)............................   925,800     28,294,763
Symantec Corporation (b)..............................    21,900      1,125,110
Tektronix, Inc. (b)...................................    27,400      1,054,900
Tellabs, Inc. (b).....................................   118,400      7,673,800
Texas Instruments, Inc. ..............................   500,700     21,930,660
Xerox Corporation.....................................   193,300      1,579,261
Xilinx, Inc. (b)......................................    95,000      5,130,000
Yahoo! Inc. (b).......................................   158,500      5,914,031
                                                       --------- --------------
                                                                    596,368,861
                                                                 --------------
Transportation -- 0.8%
Airborne Freight Corporation (b)......................    13,900        189,179
Alaska Air Group, Inc. (b)............................     7,700        249,018
AMR Corporation (b)...................................    43,700      1,708,233
Consolidated Freightways Corporation (b)..............     6,200         35,650
Delta Air Lines, Inc..................................    35,700      1,685,754

Issuer                                                   Shares      Value
------                                                   ------      -----

Transportation -- Continued
FedEx Corporation (b)...................................  82,100 $    3,725,698
GATX Corporation........................................  13,800        636,318
Kansas City Southern Industries, Inc. (b)...............  16,800        212,184
Norfolk Southern Corporation............................ 111,300      1,817,529
Roadway Express, Inc. ..................................   5,600        132,300
Ryder System, Inc. .....................................  17,300        343,405
Southwest Airlines Co. ................................. 144,575      4,529,535
UAL Corporation.........................................  14,900        609,410
Yellow Corporation (b)..................................   6,900        163,012
                                                         ------- --------------
                                                                     16,037,225
                                                                 --------------
Utilities -- 2.2%
AGL Resources Inc. .....................................  15,700        321,850
American Water Works, Inc. .............................  28,600        752,466
Cascade Natural Gas Corporation.........................   3,200         56,640
Cleco Corporation.......................................   6,500        304,135
El Paso Energy Corporation (b).......................... 143,900      9,051,310
Energen Corporation.....................................   8,600        251,550
Enron Corp.............................................. 213,600     17,088,000
Equitable Resources, Inc. ..............................   9,500        557,460
IDACORP Inc. ...........................................  10,900        448,971
KeySpan Corporation.....................................  39,000      1,474,200
MCN Energy Group, Inc...................................  26,200        696,920
National Fuel Gas Company...............................  11,400        598,614
NICOR Inc. .............................................  13,300        474,278
NiSource, Inc. .........................................  59,100      1,589,790
Northwest Natural Gas Co. ..............................   7,300        175,273
Northwestern Corp. .....................................   6,700        149,745
OGE Energy Corp. .......................................  22,600        515,732
Peoples Energy Corporation..............................  10,200        374,748
Potomac Electric Power Company..........................  32,300        690,897
Questar Corporation.....................................  23,200        646,120

                          January 31, 2001 (unaudited)

Issuer                                                      Shares     Value
------                                                      ------     -----

Utilities -- Continued
Southern Union
 Company (b)...............................................  14,600 $   305,140
WGL Holdings...............................................  13,500     375,300
Williams Companies, Inc. .................................. 126,900   4,965,596
                                                            ------- -----------
                                                                     41,864,735
                                                                    -----------

Issuer                                                    Shares     Value
------                                                    ------     -----

Total Investments (a) 99.8%..............................        $1,896,110,437
Other Assets, less liabilities -- 0.2%...................             2,813,473
                                                                 --------------
Net Assets -- 100.0%.....................................        $1,898,923,910
                                                                 ==============

-----------
(a) The aggregate cost for book and federal income tax purposes is $1,719,076,308, the aggregate gross unrealized appreciation is $323,908,153 and the aggregate gross unrealized depreciation is $146,874,021, resulting in net unrealized appreciation of $177,034,132.
(b) Non-income producing security.



Copyright in the Domini 400 Social Index SM is owned by Kinder, Lydenberg, Do-mini & Co. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

ASSETS:
  Investments at value (Cost $1,719,076,308)....................  $1,896,110,437
  Cash..........................................................         247,146
  Receivable for securities sold................................       6,042,419
  Dividends receivable..........................................       1,733,491
                                                                  --------------
   Total assets.................................................   1,904,133,493
                                                                  --------------
LIABILITIES:
  Payable for securities purchased..............................       4,795,600
  Accrued expenses (Note 2).....................................         413,983
                                                                  --------------
   Total liabilities............................................       5,209,583
                                                                  --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........  $1,898,923,910
                                                                  ==============


                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of
    $391)........................................                $   9,122,838

EXPENSES
  Management fee (Note 2)........................  $  1,943,626
  Custody fees (Note 3)..........................       120,072
  Professional fees..............................        64,002
  Trustee fees...................................        17,339
  Miscellaneous..................................         5,380
                                                   ------------
  Total expenses.................................     2,150,419
   Fees paid indirectly (Note 3).................      (108,198)
                                                   ------------
  Net expenses...................................                    2,042,221
                                                                 -------------

NET INVESTMENT INCOME............................                    7,080,617
Net realized gain on investments
  Proceeds from sales............................  $150,304,183
  Cost of securities sold........................    78,062,242
                                                   ------------
   Net realized gain on investments..............                   72,241,941

Net changes in unrealized appreciation
  of investments
  Beginning of period............................  $392,252,702
  End of period..................................   177,034,131
                                                   ------------
   Net change in unrealized appreciation.........                 (215,218,571)
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS................................                $(135,896,013)
                                                                 =============

                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Changes in Net Assets

                                               Six Months Ended
                                               January 31, 2001   Year Ended
                                                 (unaudited)    July 31, 2000
                                               ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income......................   $    7,080,617  $   11,484,801
  Net realized gain on investments...........       72,241,941      52,347,434
  Net change in unrealized appreciation of
    investments..............................     (215,218,571)     53,329,304
                                                --------------  --------------
   Net Increase in Net Assets Resulting from
     Operations..............................    (135,896,013)     117,161,539
                                                --------------  --------------
Transactions in Investors' Beneficial
  Interest:
  Additions..................................      268,182,409     774,293,376
  Reductions.................................      206,984,202    (265,237,980)
                                                --------------  --------------
   Net Increase in Net Assets from
     Transactions in Investors' Beneficial
     Interests...............................       61,198,207     509,055,396
                                                --------------  --------------
     Total Increase in Net Assets............      (74,697,806)    626,216,935
NET ASSETS:
  Beginning of period........................    1,973,621,716   1,347,404,781
                                                --------------  --------------
  End of period..............................   $1,898,923,910  $1,973,621,716
                                                ==============  ==============
-------------------------------------------------------------------------------

Financial Highlights

                         Six Months
                            Ended
                         January 31,                   Year Ended July 31,
                            2001         -----------------------------------------------------------------------------------
                         (unaudited)        2000                 1999                1998               1997          1996
                         -----------     ----------           ----------           --------           --------      --------
Net Assets (000's)......  1,898,924      $1,973,622           $1,347,405           $642,236           $292,359      $100,401
Ratio of net investment
  income to average net
  assets (annualized)...      0.73%           0.70%(/1/)           0.84%(/1/)         1.05%(/2/)         1.34%         1.48%
Ratio of expenses to
  average net assets
  (annualized)..........      0.22%(/3/)      0.24%(/1/)(/3/)      0.24%(/1/)(/3/)    0.24%(/2/)(/3/)    0.29%(/3/)    0.59%
Portfolio turnover
  rate..................         8%              9%                   8%                 5%                 1%            5%
----------------------------------------------------------------------------------------------------------------------------

(/1/)Reflects a voluntary expense reimbursement and fee waiver of 0.002% and 0.01% by the Manager. Had the Manager not waived its fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the year ended July 31, 2000 would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(/2/)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respective-ly.
(/3/)Ratio of expenses to average net assets for the years ended July 31, 2000, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding in-directly paid expenses, the expense ratios would have been 0.21% for the six months ended January 31, 2001, and 0.21%, 0.20%, 0.20%, 0.25% and
     0.50% for the years ended July 31, 2000, 1999, 1998, 1997 and 1996, re-
     spectively.

                       See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

January 31, 2001 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social IndexSM (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990 and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

        (A) Valuation of Investments: The Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

        (B) Dividend Income: Dividend income is recorded on the ex-dividend date.

        (C) Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                          January 31, 2001 (unaudited)

        (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

        (A) Manager. Domini Social Investments LLC ("DSIL"or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, the Manager receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

        (B) Submanager. State Street Bank and Trust Company, acting through its division, State Street Global Advisors ("SSgA"), provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Index. Prior to January 1, 2001, these services were provided by Mellon Equity Associates.

3. INVESTMENT TRANSACTIONS.

Cost of purchases and proceeds from sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 2001 aggregated $230,128,760 and $150,304,183, respectively.
Custody fees of the Portfolio were reduced by $108,198 which was compensation for uninvested cash left on deposit with the custodian.